Trade Accounts Receivable - Summary of Movements of Bad Debt Expense in Credit Loss (Detail) - Trade receivables [Member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade Accounts Receivable [Line Items]
Beginning balance	$ (31,528)	$ (30,622)	$ (136,415)
Bad debt expense	(25,289)	(12,006)	(14,327)
Write-offs			105,236
Reversal of bad debts	8,142	11,100	14,884
Ending balance	$ (48,675)	$ (31,528)	$ (30,622)